Summary of Debt Securities by Risk Rating (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Debt securities	$ 373,949	$ 406,778
Allowance for credit losses on debt securities at amortized cost	2	1
Debt securities, net of allowance	373,947	406,777
Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	373,836	406,584
Allowance for credit losses on debt securities at amortized cost	2	1
Debt securities, net of allowance	373,834	406,583
Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	113	194
Debt securities, net of allowance	113	194
Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	373,317	404,620
Investment grade [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	373,317	404,620
Non-investment Grade [Member]
Disclosure of financial assets [line items]
Debt securities	519	2,119
Non-investment Grade [Member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	519	1,964
Non-investment Grade [Member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities		155
Watch and classified [member]
Disclosure of financial assets [line items]
Debt securities	113	39
Watch and classified [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	$ 113	$ 39